Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%	100.00%
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Canada [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	49.00%	46.00%	44.00%
Canada [member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	49.00%
Canada [member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	41.00%
United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	27.00%	27.00%	29.00%
United Kingdom [member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	29.00%
United Kingdom [member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
United States [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	14.00%	16.00%	15.00%
United States [member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	12.00%
United States [member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	54.00%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%	5.00%	6.00%
Switzerland [member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%
Switzerland [member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Europe [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%	4.00%	4.00%
Europe [Member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%
Europe [Member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Other countries [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%	2.00%	2.00%
Other countries [member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
Other countries [member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%